Exception Grades

AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	470659		32572753	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/XX/XX/XXXX)									2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	470659		32572752	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/XX/XXXX)					Reviewer Comment (2024-11-05): Document provided cannot be used for appraisal delivery timing. Additionally, timing waivers cannot be signed at closing. Please provide electronic verification of delivery to borrower. Seller Comment (2024-11-05): Comment from XXXXXXXXXXXXXXXXXXXXXX: signed at closing - signature acknowledges either receipt of each valuation report 3 or more business days prior to closing or waived the right. Reviewer Comment (2024-11-03): Missing for report datedXX/XX/XXXX. Seller Comment (2024-10-31): Comment from XXXXXXXXXXXXXXXXXXXXXX: delivery email				2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	543430		32572804	XXXXXXXXX	XX/XX/XXXX	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.										2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	825025	35265583	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.48 is less than Guideline PITIA months reserves of 6.00.	Calculated PITIA months reserves of 4.48 is less than Guideline PITIA months reserves of 6.00.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	$4K residual income. FICO IS XXX	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-09-25): Lender exceptions in file.

Buyer Comment (2025-09-25): lender exception uploaded

Reviewer Comment (2025-09-17): A Post close lender exception was provided from Arc for allowing 4 months reserves when guidelines require 6 months reserves. Missing lender exception from Cross Country.

Buyer Comment (2025-09-12): Exception approval for reserves

Reviewer Comment (2025-09-10): Guidelines require 6 months of PITIA reserves, 1008 is sowing assets amount of $69,090. Please provide additional assets to meet the reserve requirement. Exception Remains.

Buyer Comment (2025-09-08): Lease agreements uploaded to XXXXXX
																					XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	848324		35265596	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		12 months cancelled checks provided for rental history without VOR or lease, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$4K residual income. 11 months reserves. FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-20): A post close lender exception was provided.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	223911		35265614	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $65.00 exceeds tolerance of $30.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-10-16): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	223911		35265615	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $210.00 exceeds tolerance of $154.00. Sufficient or excess cure was provided to the borrower at Closing. (75208)					Reviewer Comment (2025-10-16): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	381182		35265623	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $615.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-09-26): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	381182		35265624	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2025-09-26): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	708509		35265639	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $135.00 exceeds tolerance of $102.00 plus 10% or $112.20. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-09-30): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	708509		35265640	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-09-30): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	816268	35265654	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $0.00. $125.00 over legal limit. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee increased from $0.00 on the initial Loan Estimate to $125.00 without a valid change of circumstance. The fee was added to the Closing Disclosure dated XX/XX/XXXX; however, the original appraisal report was received by XX/XX/XXXX, which the fee should have been disclosed at that time.	Reviewer Comment (2025-10-27): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-10-24): Please update to 24 month bank statement. 1008 with correct loan program uploaded.

Buyer Comment (2025-10-23): see attached PCCD docs

Reviewer Comment (2025-10-16): SitusAMC Appraisal report is dated XX/XX/XXXX and Appraisal re-inspection fee is added on CD dated XX/XX/XXXX which is not within 3 days. In order to determine if the changed circumstance is valid more information require when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-10-15): see attached LOX
																				XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	816268		35265655	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $324.00 exceeds tolerance of $291.00. $33.00 over legal limit. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $291.00 on the initial Loan Estimate to $324.00 without a valid change of circumstance. Please note: there is a cure provided on the Closing Disclosure of $32.90; however, the cure is not sufficient to cover both fee violations.				Reviewer Comment (2025-10-27): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-10-23): see attached PCCD docs		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	687424		35265669	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-10-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	461258		35265677	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $265.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)					Reviewer Comment (2025-10-02): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	528307	35265695	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception for master insurance with per unit special property coverage deductibles equal to 14% of the property coverage limit is approved contingent on the project meeting all other non-warrantable condo guidelines. Approval in file.	The representative FICO score exceeds the guideline minimum by at least 40 points.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

															The qualifying DTI on the loan is at least 10% less than the guideline maximum.	FICO:XXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-10-03): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	552214		35265718	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $195.00 exceeds tolerance of $0.00. $195.00 over legal limit. Insufficient or no cure was provided to the borrower. (75103)	The Appraisal Re-Inspection Fee increased from $0.00 on the initial Loan Estimate to $195.00 without a valid change of circumstance (COC). The file contains a COC; however, the COC is datedXX/XX/XXXXand the appraisal showing Subject To was provided on XX/XX/XXXX. The COC is dated more than 3 business days from the receipt of the change.				Reviewer Comment (2025-10-13): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2025-10-10): pccd, lox, check, and mailing		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	502608		35265791	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $233.00 exceeds tolerance of $170.00. Sufficient or excess cure was provided to the borrower at Closing. (75178)	Title - Abstract / Title Search Fee was last disclosed as $170.00 on Loan Estimate but disclosed as $233.00 on Final Closing Disclosure dated XX/XX/XXXX File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-10-06): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	502608		35265792	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)	Flood Certification (Life Of Loan) Fee was last disclosed as $0.00 on Loan Estimate but disclosed as $10.00 on Final Closing Disclosure dated XX/XX/XXXX File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-10-06): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	220352	35265850	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $90.00 exceeds tolerance of $0.00. $90.00 over legal limit. Insufficient or no cure was provided to the borrower. (75106)	The CDA Fee increased from $0.00 on the initial Loan Estimate to $90.00 without a valid change of circumstance. Please note: the file does contain a COC; however, the COC did not provide the reason for the CDA being added.	Reviewer Comment (2025-10-18): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-10-16): docs uploaded

Reviewer Comment (2025-10-14): SitusAMC received Changed Circumstance dated XX/XX/XXXXbut it does not give sufficient information on why the CDA fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-10-13): 8/25 COC
																				XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	938766	35265864	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $92.70 exceeds tolerance of $0.00. $92.70 over legal limit. Insufficient or no cure was provided to the borrower. (75106)	The CDA Fee increased from $0.00 on the initial LE to $92.70 without a valid change of circumstance.	Reviewer Comment (2025-11-04): SitusAMC Received Corrected LOE and Payment history.

Buyer Comment (2025-11-02): prin reduction lox

Buyer Comment (2025-11-02): lender cured via prin reduction

Reviewer Comment (2025-10-29): SitusAMC received support docs and UW conditioned on XX/XX/XXXX. However, Appraisal and SSR report with provided disclosure completed on XX/XX/XXXX, but the CDA fee was not added until XX/XX/XXXX. This is outside of the required three-day timeline for notification of borrower. Cure is required.

Buyer Comment (2025-10-27): support docs uploaded

Reviewer Comment (2025-10-19): SitusAMC Received COC dated XX/XX/XXXX stating underwriter requested CDA report; however, required evidence when underwriter requested for CDA in order to verify fee charged within timeline.

Buyer Comment (2025-10-17): XXXX SSR 4.2 therefore a CDA was required

Reviewer Comment (2025-10-16): SitusAMC: The COC that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on why the CDA fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-10-15): DOCS UPLOADED
																				XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	943914		35265878	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXXdisclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX,XXX is over disclosed by $313.65 compared to the calculated Amount Financed of $XXX,XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (Final/XX/XX/XXXX)	The file contains the appraisal invoice that breakdowns the Management Fee of $313.65. It appears the Lender did not include the AMC fee in the amount financed.				Reviewer Comment (2025-10-30): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2025-10-29): docs uploaded		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	943914		35265879	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXXdisclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX,XXXis under disclosed by $313.65 compared to the calculated Finance Charge of $XXX,XXXwhich exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (Final/XX/XX/XXXX)	The file contains the appraisal invoice that breakdowns the Management Fee of $313.65. It appears the Lender did not include the AMC fee in the finance charge.				Reviewer Comment (2025-10-30): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2025-10-29): docs uploaded		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	290070		35265896	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return XXXXXXX- QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXXXXXXXXXXXXXXXXX/S-Corp)					Reviewer Comment (2025-10-14): Client accepts as is. Buyer Comment (2025-10-09): Accepted as is: Tax returns in file for XXXX. Tax extension automatically granted in XXuntil XX/XX/XXXXdue to wildfire relief.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	290070		35265895	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return XXXXXXX- QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXXXXXXXXXXXXXXXXX/S-Corp)					Reviewer Comment (2025-10-14): Client accepts as is. Buyer Comment (2025-10-09): Accepted as is: Tax returns in file forXXXX. Tax extension automatically granted in XX until XX/XX/XXXXdue to wildfire relief.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	290070		35265894	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return XXXXXXX- QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXXXXXXXXXXXXXXXXX/S-Corp)					Reviewer Comment (2025-10-14): Client accepts as is. Buyer Comment (2025-10-09): Accepted as is: Tax returns in file for XXXX. Tax extension automatically granted in CA until XX/XX/XXXXdue to wildfire relief.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	315290		35265925	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $47.49 exceeds tolerance of $46.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2025-10-08): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	347094		35265946	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $123.60 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2025-10-09): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	857558		35266014	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow 1099 income to be used for qualifying when the 1099 is issued in the borrower's business name instead of the borrower's individual name.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOW guideline max. FICO IS XXX	SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-13): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	838385		35266084	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXX is less than Guideline representative FICO score of 720.	Per Arc's overlay, the most restrictive of XXX or the seller's guides must be utilized. Minimum credit score forXXX onXX% LTV is 720.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XX% BELOW guideline max.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-29): A post close lender exception was provided. Buyer Comment (2025-10-24): exception			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	332402		35266087	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $240.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2025-10-13): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	382558	35266131	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,609.75 exceeds tolerance of $3,279.00 plus 10% or $3,606.90. $2.85 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $3,609.75 exceeds tolerance of $3,279.00 plus 10% or $3,606.90. $2.85 over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-11-07): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Buyer Comment (2025-11-06): Cure docs

Reviewer Comment (2025-10-17): SitusAMC received rebuttal comment and title fees were disclosed in Section C which are tested at no tolerance. However, provider listed on SSPL is XXXXXXXXXXXXXXXXX. Fees on CD were paid to XXXXXXXXXXXXXXXXXe. Appears borrower cannot be shopped for title fees. Hence, the fees ate tested under 10% tolerance. Valid COC for the fee increased or Cure would be due to borrower.

Buyer Comment (2025-10-16): Title settlement fee should have unlimited tolerance as the borrower shopped for it and was listed in Section C.
																				XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	338255	35266169	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,359.90 exceeds tolerance of $1,906.00. $3,453.90 over legal limit. Insufficient or no cure was provided to the borrower. (8304)	There was no cure was provided to the borrower and the file did not contain a valid COC for the addition of the fee.	Reviewer Comment (2025-11-10): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-11-06): See docs provided

Reviewer Comment (2025-10-23): SitusAMC received Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid COC or cure is required. Cure documents consist of PCCD, LOE, proof of mailing and copy of refund check.

Buyer Comment (2025-10-22): DOCS UPLOADED

Reviewer Comment (2025-10-22): SitusAMC must test the CD as presented.  If there are corrections to be made to individual fees the CD should represent the fee amount along with an accurate payor and payee.
																				XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	561656		35266223	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return XXXXXXX- QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXXXX/Schedule C)					Reviewer Comment (2025-10-22): Client accepts as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	574414		35266265	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $258.91 exceeds tolerance of $225.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-10-16): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	896351		35266271	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7508)					Reviewer Comment (2025-10-16): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	234054		35266278	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception approved to use a separate personal account for last 2 years bonuses paid directly to borrower by one of her clients, while also using her business bank statements for her standard monthly calculation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$6K residual income FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-17): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	983635		35266304	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $196.50 exceeds tolerance of $175.00. $21.50 over legal limit. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $196.50 exceeds tolerance of $175.00. $21.50 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.				Reviewer Comment (2025-10-23): SitusAMC received LOE, proof of mailing & copy of refund check. Buyer Comment (2025-10-22): cure docs uploaded		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	700966		35266319	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $80.00 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-10-16): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	584132	35266347	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $275.00 exceeds tolerance of $233.00 plus 10% or $256.30. $18.70 over legal limit. Insufficient or no cure was provided to the borrower. (0)	The Recording Fee increased from $233.00 on the initial Loan Estimate to $275.00 without a valid change of circumstance.	Reviewer Comment (2025-11-18): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-11-17): Check

Reviewer Comment (2025-11-12): Situsamc Received Corrected PCCD and LOE; however, copy of check not received. Provide Copy of check.

Buyer Comment (2025-11-12): see attached PCCD with cure and LOX

Reviewer Comment (2025-11-06): Situsamc Received COC and CD datedXX/XX already present in file. As stated earlier, loan amount and sales price cannot impact recording fee. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-11-05): Docs uploaded

Reviewer Comment (2025-11-04): SitusAMC received rebuttal comment and changed circumstance indicating loan amount and sale price changed. It is unclear how the mortgage amounts, sale price and property taxes increased impacted the recording fees as the fees are typically a flat fee and a per page charge. Additional information on how the loan amount increase impacted recording or a cure is required.

Buyer Comment (2025-10-31): Property Taxes increased from $XXX to $XXX

Reviewer Comment (2025-10-23): SItusAMC received COC datedXX/XX but the reason provided for increase in recording fee is not provided on COC. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or provide cure.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2025-10-22): docs uploaded
																				XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	952221		35266376	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 12.93 is less than Guideline PITIA months reserves of 13.00.	Calculated PITIA months reserves of 12.93 is less than Guideline PITIA months reserves of 13.00. Insufficient documented reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOW guideline max. FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-24): Post close lender exception provided. Buyer Comment (2025-11-20): exception provided Buyer Comment (2025-11-20): exception Reviewer Comment (2025-11-17): 13 months reserves required per guidelines, 12.93 months verified, exception remains. Buyer Comment (2025-11-04): lender dispute			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	870612		35266408	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for use of actual cash value for roof coverage on hazard insurance.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOW guideline max. FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-20): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	828635		35266425	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)					Reviewer Comment (2025-10-17): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	567844		35266434	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $422.00 exceeds tolerance of $377.00 plus 10% or $414.70. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-10-20): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	382887		35266483	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for conflict of interest with broker, real estate agent, and escrow company being the same.	Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Disposable Income: $16,089.85	SitusAMC,Aggregator SitusAMC SitusAMC	Reviewer Comment (2025-10-02): The client elects to waive.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	377354		35266493	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,310.00 exceeds tolerance of $1,300.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-10-21): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	906865		35266502	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for property with 23.79 acres. Approval in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOWXX% BELOWXX% BELOW guideline max. Fico isXX points above guideline minimum.	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-23): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	636674		35266539	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-10-21): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	509803		35266553	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7522)					Reviewer Comment (2025-10-21): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	509803		35266552	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,059.00 exceeds tolerance of $1,815.00 plus 10% or $1,996.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-10-21): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	192322		35266561	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $725.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-10-21): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	581264		35266614	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-10-24): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	391399		35266665	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $863.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (8304)					Reviewer Comment (2025-10-24): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	986111		35266674	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $973.50 exceeds tolerance of $902.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2025-10-27): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	620080		35266686	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $266.46 exceeds tolerance of $225.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2025-10-27): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	620080	35266688	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved for condo unit less than 500 square feet.	Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

															The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOWXX% BELOWXX% BELOW guideline max. FICO IS XXX	Originator,SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-29): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	882686		35266696	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $225.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7588)					Reviewer Comment (2025-10-29): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	853491		35266721	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $630.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2025-10-30): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	853491		35266720	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $1,945.00 exceeds tolerance of $1,845.00. Sufficient or excess cure was provided to the borrower at Closing. (7355)					Reviewer Comment (2025-10-30): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	294757		35266739	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $211.15 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Sufficient cure provided at closing				Reviewer Comment (2025-11-19): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	426991		35266743	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower has been self-employed for less than 24 months and does not have the required 3 years experience in same line of work, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOW guideline max. FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-05): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	289051		35266767	XXXXXXXXX	XX/XX/XXXX	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Lender approved exception at origination to allow self-employment with less than 2 years, where a minimum requirement of 18 months is required; however, borrower only has 17 months.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	XX% BELOW guideline max.	Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-09): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	976251		35266770	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $576.95 exceeds tolerance of $450.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)					Reviewer Comment (2025-10-10): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	976251		35266771	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Using salary income at borrower's primary job with only 9 months at current location, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	10 months reserves. Fico isXX points above guideline minimum.	SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-10): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	120534		35266775	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		8 months reserves required, 6 months verified. Lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$20K residual income. FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-14): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	942996		35266779	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $223.00 exceeds tolerance of $196.00 plus 10% or $215.60. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-10-13): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	897820		35266789	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for Non-Warrantable Condo with incomplete repairs that are currently in progress of being completed contingent on MAX 70% LTV and updated assets in Borrower's TIAA account totaling 58 months. The most recent lender exception shows an incorrect loan amount and the loan closed at XX% LTV. Revised lender exception required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$90K residual income 102 months reserves	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC SitusAMC	Reviewer Comment (2025-10-28): Lender exception in file. Seller Comment (2025-10-24): Attached the Revised Exception for the Loan Amount.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	B	B	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	897820		35266791	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Please accept as is.				Reviewer Comment (2025-12-16): The client reinstated the loan designation and accepts as is. Buyer Comment (2025-11-06):XX/X- Please clear - exception should clear with XXXXXXX- has been re-stated.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B	B	B	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	942690		35266813	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception for transferred appraisal transfer letter contingent upon appraisal transfer letter from XXXXX to XXXXX, transfer letter from XXXXX to XXXXX, and transfer letter from XXXXX to XXXXX must all be provided in the loan file. Approval in file. Transfer letters from XXXXX to XXXXX Lending, XXXXX Lending to XXXXX and XXXXX Lending to XXXXX were provided. Lender Correspondence in file requesting transfer letter from XXXXX to XXXXX in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$10K residual income FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-16): Lender exception in file. Seller Comment (2025-10-14): The Transfer letter from XXXXX to XXXXX can be found on page 1237 of XXXXX. Please Cancel.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	338655		35266825	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $139.00 exceeds tolerance of $78.00 plus 10% or $85.80. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-11-10): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	338655		35266824	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed. (Final/XX/XX/XXXX)	Non-Escrowed Estimated Taxes, Insurance & Assessments on page 1 of the CD is $0 and non-escrowed estimated Property Costs Over Year 1 is blank.				Reviewer Comment (2025-11-13): SitusAMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2025-11-12): LOE Reviewer Comment (2025-11-12): SitusAMC received Corrected CD. Missing copy of LOE to borrower which accompanied the PCCD to finalize cure. Buyer Comment (2025-11-11): dosc uploaded		XX/XX/XXXX		2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	758377		35266840	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $350.00 exceeds tolerance of $250.00 plus 10% or $275.00. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-10-17): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	961318		35266885	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Please accept as is.				Reviewer Comment (2025-11-17): The client accepts as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	679278		35266890	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow borrower using self-employment income when the borrower has not been self-employed for at least 2 years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOW guideline max. FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-05): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	682338		35266895	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,563.33 exceeds tolerance of $1,260.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2025-11-06): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	874573		35266903	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		7 NSF's in last 12 months, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOW guideline max. Fico isXXX points above guideline minimum.	SitusAMC Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-10): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	920271		35266919	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to use Asset Utilization from an irrevocable trust account. Contingent upon Borrower must have 12 months reserves and a minimum of $10,000 residual income per month. Approval in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOWXX% BELOW guideline max. FICO IS XXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-21): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	920271		35266920	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to allow Title seasoning in the Trust be counted towards seasoning, provided the Borrower will be vesting into their personal name at closing. Contingent upon Borrower must have 12 months reserves and a minimum of $10,000 residual income per month. Approval in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOWXX% BELOW guideline max. FICO IS XXX	Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-21): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	153782		35266931	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Client restated to Non-QM, please accept as is.				Reviewer Comment (2025-12-16): The client reinstated the loan designation to Non-QM and accepts as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	842064		35266937	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2025-10-24): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	839663		35266941	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Arms Length transaction, and using credit supplement for VOR instead of standard mortgage/rental history docs which are required per guidelines. Lender exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	XX% BELOW guideline max. Fico idXXX points above guideline minimum.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-28): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	360491		35266950	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Client restated loan designation to Non-QM, please accept as is.				Reviewer Comment (2025-11-18): Client accepts as is. Seller Comment (2025-11-17): Loan has been restated as NQM.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	574607	35266962	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New York High-Cost Loan (Points and Fees)	New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 6.45921% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXXX on a Total Loan Amount of $XXX,XXX vs. an allowable total of $XXXX(an overage of $XXXX or XX%). Non-Compliant High Cost Loan.	New York Anti-Predatory Lending Statute: Points and Fees on subject loan of 6.45921% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total $XXXX on a Total Loan Amount of $XXX,XXX vs. an allowable total of $XXXX	Reviewer Comment (2025-11-19): SitusAMC received LOE, borrower choice to accept refund and make loan high cost, copy of refund check, proof of mailing and lender attestation confirming that the borrower was informed of the compliance failure and presented with the cure options in accordance with NY high-cost provisions.

Seller Comment (2025-11-17): Please see attached lender attestation.

Reviewer Comment (2025-11-06): The requirements of the NY high-cost standard cure provision require that the borrower be notified of the compliance failure and be given the choice to either (1) retain the loan as high-cost and cure any prohibited practice violations to make the loan compliant; or (2) make adjustments refund such that the loan is no longer considered high cost.

The letter provided to the consumer offers the option to either receive a refund or leave the loan “as-is” with updated disclosures and an amended mortgage with no express reference to making the loan non-high-cost or to retain it as high-cost and cure the violation.  The letter to consumer references a prior conversation with the borrower, during which these options may have been discussed. If so, please provide an attestation confirming that the borrower was informed of the compliance failure and presented with the cure options in accordance with NY high-cost provisions.

For efficient review of future high-cost cures, please ensure that the Letter of Explanation (LOE) or borrower notification clearly references the compliance failure, and explicitly outlines the borrower’s choice to either cure the loan to make it non-high-cost, or cure the loan to make it a compliant high-cost loan.

Reviewer Comment (2025-11-05): In compliance review.

Seller Comment (2025-11-03): Please see page 2 of the borrower letter previously uploaded on 10/24, which provides the borrower the opportunity to decline the refund option and instead the loan remains as structured and receive the necessary disclosures and documents to be compliant.

Reviewer Comment (2025-10-28): A lender of a high-cost home loan that, when acting in good faith, fails to comply with the provisions of this section, will not be deemed to have violated this section if the lender establishes that either:
(a) Within thirty days of the loan closing and prior to the institution of any action under this section, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section; or
(b) The compliance failure resulted from a bona fide error notwithstanding the maintenance of procedures reasonably adapted to avoid such errors and, within sixty days after the discovery of the compliance failure and prior to the institution of any action under this section or the receipt of written notice of the compliance failure, the borrower is notified of the compliance failure, appropriate restitution is made, and whatever adjustments are necessary are made to the loan to either, at the choice of the borrower,  make the high-cost home loan satisfy the requirements of this section, or (ii) change the terms of the loan in a manner beneficial to the borrower so that the loan is no longer a high-cost home loan subject to the provisions of this section. Examples of a bona fide error include clerical, calculation, computer malfunction and programming, and printing errors. An error of legal judgment with respect to a person's obligations under this section is not a bona fide error.
While the lender provided the refund to the borrower, the only choice they gave the borrower was to either receive a refund (1) by check or (2) by principal reduction. These options do not align with the requirements of the cure provision above which requires the cure by the choice of the borrower with those options being (1) to keep the loan as high-cost and cure any prohibited practice violations thereby making the high-cost loan compliant); or (2) offer a refund to the borrower for the overage such that the loan is no longer high cost. Being we are now well outside the 30 days from consummation standard cure window, the bona fide cure under option (b) above becomes the only option to remediate.
To remediate under the bona fide cure above (b), we would require, within 60 days of discovery (XX/XX/XXXX):
(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms  the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure;
(2) procedures or explanation of controls in place to prevent such errors;
(3) client written approval accepting use of the bona fide error cure;
(4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant;
(5) If option 4(a) is selected, copy of refund check and proof of mailing; (we can use what has already been provided for this is borrower chooses refund)
(6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations.
Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.

Seller Comment (2025-10-24): Please see attached evidence of refund of $1288.73 for remediation of high cost. AMC calculation appears to include seller fees as borrower charges (courier, postage, escrow user, title charges). These are actual seller fees from the seller CD, and are not borrower fees paid on behalf of the borrower by the seller. As such, these fees should be excluded from the calculation.
XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																												(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	B	B	B	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	574607		35266965	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception to consider home without current stoves in each unit. Contingent upon each unit having hook-ups available which the appraiser must confirm. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$4K residual income	SitusAMC Originator,SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-11-05): Lender exception in file. Seller Comment (2025-11-04): Exception is located on page 55 and appraisal with comments that both units have the required hookups is the last sentence on page 1003.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	867288		35266973	XXXXXXXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination to allow the exclusion of a mortgage debt that is paid by a third party with only 11 months of verified payments from the third party.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	$9K residual income FICO IS XXX	SitusAMC Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-10-28): Lender exception in file.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	867288		35266977	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Please accept as is.				Reviewer Comment (2025-12-04): Client accepts as is. Seller Comment (2025-12-02): 12/2 - Loan restated as Non-QM. Client accepts as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Second Home	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	923178		35266982	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Please accept as is.				Reviewer Comment (2025-11-20): Client accepts as is. Seller Comment (2025-11-18): XX/XX - Loan restated to Higher-Priced.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	339842		35266988	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $90.00 exceeds tolerance of $65.00 plus 10% or $71.50. Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2025-11-03): Sufficient Cure Provided At Closing		XX/XX/XXXX		1	A	XX/XX/XXXX	XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	339842		35266989	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Please accept as is.				Reviewer Comment (2025-11-21): Client accepts as is. Seller Comment (2025-11-19): 11/19 - Loan restated as Non-QM.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	273398		35267006	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Client restated loan designation to				Reviewer Comment (2025-12-09): The client accepts as is.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Safe Harbor QM (APOR)	Non QM	No
XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	591835		35267012	XXXXXXXXX	XX/XX/XXXX	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Client restated to Higher Priced QM (APOR), please accept as is.				Reviewer Comment (2025-11-21): Client accepts as is. Seller Comment (2025-11-19): 11/19 - Loan restated as Higher-Priced.			XX/XX/XXXX	2	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No